BALANCE SHEET - Parenthetical - Since Inception	Oct. 09, 2020 $ / shares shares
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0
Common Stock, Shares Authorized	50,000,000
Common Stock, Shares, Issued	50,000,000
Common Stock, Shares, Outstanding	50,000,000